Accumulated Other Comprehensive (Loss) Income - Amounts Reclassified Out of AOCI into Income Statement (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Warehousing, marketing and administrative expenses	$ (165,544)									$ (664,280)		$ (629,825)		$ (675,913)
Interest and other expense, net	(8,222)
Cost of goods sold	(1,118,979)				$ (1,100,000)					(4,331,273)		(4,609,161)		(4,526,551)
Tax provision	15,211				4,328					2,029		(30,803)		(54,541)
Net (loss) income	(51,440)	$ (1,546)	$ (81,938)	$ 5,096	$ (188,593)	$ (2,353)	$ 36,742	$ 12,933	$ 16,530	(266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Amount Reclassified From AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss) income	1,188									3,618
Amount Reclassified From AOCI [Member] | Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold										92
Tax provision	(50)									(84)
Net (loss) income	144									244
Amount Reclassified From AOCI [Member] | Defined Benefit Pension Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Warehousing, marketing and administrative expenses										4,536
Interest and other expense, net	1,405
Tax provision	(361)									(1,162)
Net (loss) income	1,044									3,374
Amount Reclassified From AOCI [Member] | Interest Rate Swap [Member] | Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net										$ 236
Interest and other expense, net	$ 194

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.